UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  (         ) ;   Amendment Number:____________________
This Amendment  (Check only one.)  :       (    )     is a restatement.
                                           (    )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
Address:        15 Old Danbury Road
                P. O. Box 812
                Wilton, CT  06897-0812

Form 13F File Number:   28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Strauss
Title:      Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:      203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael Strauss                      Wilton, CT                      2/14/04
(Signature)                             (City, State)                   (Date)

Report Type     (Check only one.):

(       )       13F HOLDINGS REPORT. (Check here if all holdings of this
                reporting manager are reported in this report.)

(       )       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   X   )       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             37

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:        $13,154
                                               (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.                     FORM 13F FILE NUMBER                    NAME OF SUB-ADVISER
--                      --------------------                    -------------------
1                       28-10046                                Adage Capital Management
2                       28-6538                                 AEW Capital Management, L.P.
3                       28-2616                                 Angelo, Gordon & Co., L.P.
4                       28-5422                                 Artisan Partners Limited Partnership
5                       28-06044                                Clarion CRA Securities LP
6                       28-05268                                De Prince, Race & Zollo, Inc.
7                       28-06035                                D.G. Capital Management, Inc.
8                       28-02602                                Edgewood Management Company
9                       28-09996                                Evnine-Vaughan Assoc.
10                      28-05582                                First Quadrant LP
11                      28-10632                                GoldenTree Asset Management, LP
12                      28-04981                                Goldman Sachs Asset Management
13                      28-03377                                Grantham, Mayo, Van Otterloo & Co. LLC
14                      28-2013                                 Harris Associates, L.P.
15                      28-16                                   Institutional Capital
16                      28-10329                                Income Research & Management
17                      28-10706                                IronBridge Capital Management
18                      28-74                                   Jennison Associates
19                      28-1944                                 John A. Levin & Co.
20                      28-03121                                Knott Partners
21                      none                                    Lloyd George Management
22                      28-00158                                Marsico Asset Management, LLC
23                      28-04632                                Martingale Asset Management
24                      28-05050                                Oaktree Capital Management, LLC
25                      28-10372                                Philadelphia International Advisors
26                      28-00969                                Provident Investment Counsel, Inc.
27                      28-03791                                Pzena Investment Management
28                      28-10103                                RREEF America, LLC
29                      28-1399                                 Southeastern Asset Management, Inc.
30                      28-04720                                SSI Investment Management Inc.
31                      28-1693                                 Steinberg Priest & Sloane Capital Management, LLC
32                      28-00620                                The Boston Company Asset Management, LLC



33                      28-2924                                 Turner Investment Partners, Inc.
34                      28-02927                                Water Street Capital Inc.
35                      28-517                                  Wellington Management Company, LLP
36                      28-1700                                 Western Asset Management Company
37                      28-04871                                William Blair & Company, L.L.C.


Form 13(f) Information Table

Column 1        Column 2        Column 3        Column 4        Column 5        Column 6        Column 7        Column 8
--------        --------        --------        --------        --------        --------        --------        --------
                                                Value    Shares Shares/  Put/   Investment  Other       Voting
                                                           or                                          Authority

Name of Issuer      Title         Cusip         (x$1000)    PRN    PRN     Call   Discretion  Managers   Sole     Shared  None
--------------     of Class       -----          ------     Amt.   ---     ----   ----------  --------   ----     ------  -----
                   -------                                   ---

Tenaris SA         Sponsored     88031M109       2,838     58,052   SH             Defined       23        x
                   ADR

Cia Siderurgica    Sponsored      20440W105       2,422    126,690  SH             Defined       23        x
                   ADR

Tata Motors        Sponsored      876568502       1,116    93,594   SH             Defined       23        x
                   ADR

Mobile Telesystems Sponsored      607409109       3,321    23,974   SH             Defined       23        x
                   ADR

Posco              Sponsored      693483109       1256     28,210   SH             Defined       23        x
                   ADR

SK Telecom         Sponsored      78440P108       2201     98,900   SH             Defined       23        x
                   ADR